UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10-6-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         93
                                        -------------------

Form 13F Information Table Value Total: $  246,251
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                   (000)                  (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       3,490      82,309    X                                           82,309
ABERCROMBIE & FITCH        COM       002896207       2,529      50,725    X                                           50,725
ALLIANT TECHSYSTEMS        COM       018804104       7,151      95,789    X                                           95,789
AMBAC                      COM       023139108         703       9,750    X                                            9,750
AMERICAN EXPRESS           COM       025816109       2,611      45,454    X                                           45,454
AMETEK                     COM       031100100       8,236     191,670    X                                          191,670
AMGEN                      COM       031162100       4,734      59,421    X                                           59,421
ANHEUSER BUSCH             COM       035229103       2,857      66,378    X                                           66,378
APPLIED MATERIALS          COM       038222105         516      30,400    X                                           30,400
AVON PRODUCTS              COM       054303102       1,810      67,025    X                                           67,025
BANK OF AMERICA            COM       06605F102         938      22,284    X                                           22,284
BARD (C.R.)                COM       067383109       2,603      39,420    X                                           39,420
BARR PHARMACEUTICALS       COM       068306109       1,935      35,241    X                                           35,241
BECKMAN COULTER INC        COM       075811109       4,740      87,805    X                                           87,805
BED BATH & BEYOND          COM       075896100       3,930      97,803    X                                           97,803
BIOMET                     COM       090613100       2,850      82,111    X                                           82,111
BLACK & DECKER             COM       091797100       2,484      30,255    X                                           30,255
BROWN & BROWN INC          COM       115236101       3,317      66,747    X                                           66,747
C H ROBINSON WORLDWIDE     COM       12541W100         672      10,475    X                                           10,475
CATALINA MARKETING         COM       148867104       1,821      80,070    X                                           80,070
CHRISTOPHER & BANKS        COM       171046105       1,439     103,738    X                                          103,738
CITIGROUP                  COM       172967101         594      13,049    X                                           13,049
CLARCOR INC                COM       179895107       3,459     120,450    X                                          120,450
COCA COLA                  COM       191216100       1,374      31,823    X                                           31,823
COLGATE PALMOLIVE          COM       194162103       1,022      19,354    X                                           19,354
DELL                       COM       247025109       5,600     163,745    X                                          163,745
DIONEX                     COM       254546104         247       4,550    X                                            4,550
DOLLAR TREE STORES         COM       256747106       1,780      82,236    X                                           82,236
DONALDSON COMPANY          COM       257651109       2,376      77,815    X                                           77,815
EATON                      COM       278058102       1,544      24,300    X                                           24,300
EATON VANCE                COM       278265103         559      22,525    X                                           22,525
ECOLAB                     COM       278865100         351      11,000    X                                           11,000
EQUIFAX                    COM       294429105       2,352      67,325    X                                           67,325
EXPEDITORS INT'L           COM       302130109       7,633     134,435    X                                          134,435
EXXON MOBIL                COM       30231G102         341       5,368    X                                            5,368
FACTSET RESEARCH SYSTEMS   COM       303075105       2,758      78,261    X                                           78,261
FORD                       COM       345370100         237      24,063    X                                           24,063
FRANKLIN ELECTRIC CO       COM       353514102       4,020      97,125    X                                           97,125
FREDDIE MAC                COM       313400301       2,475      43,843    X                                           43,843
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,592     124,675    X                                          124,675
GANNETT                    COM       364730101       1,232      17,906    X                                           17,906
GARMIN LTD                 COM       G37260109       6,317      93,135    X                                           93,135
GENERAL DYNAMICS           COM       369550108       4,588      38,375    X                                           38,375
GENERAL ELECTRIC           COM       369604103         583      17,308    X                                           17,308
GENERAL MOTORS             COM       370442105         890      29,076    X                                           29,076
GRACO INC                  COM       384109104       6,319     184,348    X                                          184,348
GUIDANT CORP               COM       401698105       4,293      62,310    X                                           62,310
HARLEY DAVIDSON INC        COM       412822108       3,393      70,049    X                                           70,049
I B M                      COM       459200101       2,697      33,622    X                                           33,622
I M S HEALTH               COM       449934108         370      14,700    X                                           14,700
I T T INDUSTRIES           COM       450911102       1,332      11,725    X                                           11,725
INTEGRATED DEVICE TECH     COM       458118106       1,187     110,500    X                                          110,500
INTEL                      COM       458140100       1,734      70,334    X                                           70,334
JOHNSON CONTROLS           COM       478366107       3,697      59,589    X                                           59,589
JOHNSON & JOHNSON          COM       478160104       3,460      54,672    X                                           54,672
KB HOME                    COM       48666K109         993      13,570    X                                           13,570
KELLOGG                    COM       191216100       3,366      72,975    X                                           72,975
KIMBERLY-CLARK             COM       494368103       2,931      49,231    X                                           49,231
LANDSTAR SYSTEM INC        COM       515098101       1,088      27,175    X                                           27,175
LENNAR CORP                COM       526057104         365       6,100    X                                            6,100
LEXMARK INTL GROUP         COM       529771107       1,098      17,990    X                                           17,990
LILLY ELI & CO             COM       532457108       2,663      49,762    X                                           49,762
M B N A                    COM       55262L100       4,041     163,983    X                                          163,983
M G I C INVESTMENT         COM       552848103       2,430      37,850    X                                           37,850
MATTHEWS INTL CORP         COM       577128101         651      17,225    X                                           17,225
MC CORMICK                 COM       579780206       6,716     205,819    X                                          205,819
MCGRAW-HILL                COM       580645109       2,366      49,250    X                                           49,250
MEDTRONIC                  COM       585055106         580      10,823    X                                           10,823
METTLER TOLEDO INTL        COM       592688105       6,237     122,340    X                                          122,340
NATIONAL CITY CORP         COM       635405103       4,473     133,766    X                                          133,766
NORTH FORK BANCORP         COM       659424105       5,365     210,373    X                                          210,373
OCCIDENTAL PETROLEUM       COM       674599105       5,306      62,115    X                                           62,115
ORACLE                     COM       68389X105       5,084     410,035    X                                          410,035
PATTERSON COMPANIES        COM       703412106       6,240     155,871    X                                          155,871
PEPSICO                    COM       713448108       2,840      50,076    X                                           50,076
PFIZER                     COM       717081103       2,979     119,290    X                                          119,290
PITNEY BOWES               COM       724479100         470      11,250    X                                           11,250
PLANTRONICS                COM       727493108       2,937      95,313    X                                           95,313
POLARIS INDUSTRIES         COM       731068102       3,220      64,987    X                                           64,987
PROCTER & GAMBLE           COM       742718109       4,658      78,330    X                                           78,330
PROVIDIAN FINANCIAL        COM       74406A102         217      12,250    X                                           12,250
RAYMOND JAMES FINL         COM       754730109       1,691      52,639    X                                           52,639
ROSS STORES                COM       778296103       3,088     130,295    X                                          130,295
S C P POOL CORP            COM       784028102         217       6,200    X                                            6,200
S E I INVESTMENTS          COM       784117103       6,061     161,292    X                                          161,292
SAFEWAY                    COM       786514208         209       8,150    X                                            8,150
SKECHERS USA               COM       830566105         340      20,750    X                                           20,750
SUPERIOR INDUSTRIES        COM       868168105         540      25,095    X                                           25,095
TORO                       COM       891092108       1,319      35,875    X                                           35,875
UNITED TECHNOLOGIES        COM       913017109         878      16,942    X                                           16,942
UNITEDHEALTH GROUP         COM       91324P102         222       3,950    X                                            3,950
VERIZON COMMUNICATIONS     COM       92343V104         522      15,970    X                                           15,970
WATERS                     COM       941848103       6,082     146,211    X                                          146,211